Intangibles - Schedule of Reconciliations of the Written Down Values (Details)	Dec. 31, 2025 AUD ($)
Schedule of Reconciliations of the Written Down Values [Abstract]
Beginning balance	$ 1,086,516
Ending balance	$ 1,086,516